Condensed Consolidated Income Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Profit (loss) [abstract]
Interest and similar income	£ 2,650	£ 2,997
Interest expense and similar charges	(1,108)	(1,326)
Net interest income	1,542	1,671
Fee and commission income	408	540
Fee and commission expense	(187)	(205)
Net fee and commission income	221	335
Net trading and other income	85	111
Total operating income	1,848	2,117
Operating expenses before credit impairment losses, provisions and charges	(1,257)	(1,267)
Credit impairment losses	(376)	(69)
Provisions for other liabilities and charges	(68)	(206)
Total operating credit impairment losses, provisions and charges	(444)	(275)
Profit before tax	147	575
Tax on profit	(35)	(164)
Profit after tax	112	411
Attributable to:
Equity holders of the parent	84	385
Non-controlling interests	28	26
Profit after tax	£ 112	£ 411